LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2017
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2017	2016	2015

Wages, salaries and social security costs	849,354	698,825	754,063
Termination benefits	25,783	27,048	30,888
Post-employment benefits (Note 21 (i))	28,213	27,758	29,390

Labor costs	903,350	753,631	814,341

As of December 31, 2017, 2016 and 2015, the quantity of employees was 21,335, 16,725 and 16,739, respectively.